Warrant liabilities - Disclosure of reconciliation of warrant liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Number of outstanding securities as at September 30, 2023	1,160,057	1,550,787	1,341,716	1,390,164
Warrant Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 4,335,673	$ 0
Initial recognition	1,355,093	10,374,141
Exercised	(1,769,626)
(Gain) Loss on revaluation of financial instruments	(3,047,568)	(6,093,067)
Exchange gain on revaluation	(26,277)	54,599
Balance, end of period	$ 847,295	$ 4,335,673
Number of outstanding securities as at September 30, 2023	1,006,645	632,926
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 1,042,538	$ 0
Initial recognition	0	4,617,451
Exercised	0
(Gain) Loss on revaluation of financial instruments	(973,396)	(3,553,175)
Exchange gain on revaluation	(3,377)	(21,738)
Balance, end of period	$ 65,765	$ 1,042,538
Number of outstanding securities as at September 30, 2023	322,639	322,639
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 414,334	$ 0
Initial recognition	0	832,698
Exercised	(119,257)
(Gain) Loss on revaluation of financial instruments	(295,186)	(415,996)
Exchange gain on revaluation	109	(2,368)
Balance, end of period	$ 0	$ 414,334
Number of outstanding securities as at September 30, 2023	0	19,900
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 121,173	$ 0
Initial recognition	0	536,681
Exercised	0
(Gain) Loss on revaluation of financial instruments	(113,022)	(412,247)
Exchange gain on revaluation	(507)	(3,261)
Balance, end of period	$ 7,644	$ 121,173
Number of outstanding securities as at September 30, 2023	37,500	37,500
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 798,573	$ 0
Initial recognition	0	1,528,160
Exercised	0
(Gain) Loss on revaluation of financial instruments	(728,282)	(765,212)
Exchange gain on revaluation	(9,918)	35,625
Balance, end of period	$ 60,373	$ 798,573
Number of outstanding securities as at September 30, 2023	154,219	154,219
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 1,940,914	$ 0
Initial recognition	0	2,778,534
Exercised	(829,720)
(Gain) Loss on revaluation of financial instruments	(1,069,466)	(883,961)
Exchange gain on revaluation	(10,390)	46,341
Balance, end of period	$ 31,338	$ 1,940,914
Number of outstanding securities as at September 30, 2023	15,173	93,054
Warrant Liabilities [Member] | Debt Settlement [Member] | Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 18,141	$ 0
Initial recognition	0	80,617
Exercised	0
(Gain) Loss on revaluation of financial instruments	(16,996)	(62,476)
Exchange gain on revaluation	0	0
Balance, end of period	$ 1,145	$ 18,141
Number of outstanding securities as at September 30, 2023	5,614	5,614
Warrant Liabilities [Member] | Public Offering Pre-Funded Warrants [Member] | Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	708,054
Exercised	(820,649)
(Gain) Loss on revaluation of financial instruments	104,227
Exchange gain on revaluation	8,368
Balance, end of period	$ 0	$ 0
Number of outstanding securities as at September 30, 2023	0
Warrant Liabilities [Member] | Direct Offering Warrants [Member] | Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	647,039
Exercised	0
(Gain) Loss on revaluation of financial instruments	44,553
Exchange gain on revaluation	(10,562)
Balance, end of period	$ 681,030	$ 0
Number of outstanding securities as at September 30, 2023	471,500